Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (782,876)	$ (3,112,079)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	111,029	1,205,334
Bad debt	26,299
Write-off of due from related party		7,648
Depreciation and amortization	91,221	66,924
Amortization of debt discount	7,407	435,956
Change in fair value of derivative liabilities		(317,080)
Loss on settlement of debt		528,794
Prepayment and default penalty		122,020
Changes in operating assets and liabilities:
Accounts receivable	(832,263)	(943,615)
Inventory	(26,124)
Prepaid and other current assets	(31,714)	(108,338)
Due from related parties	(5,143)
Accounts payable	(97,373)	(239,857)
Other current liabilities	50,636	(131,752)
Net cash used in operating activities	(1,488,901)	(2,486,045)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiaries, net of cash acquired	(1,814,132)	(60,000)
Purchase of property and equipment	(86,491)	(74,799)
Purchase of intangible assets		(27,824)
Payment of loan receivable - related parties	(1,000)	(215,674)
Collection of amounts due from related parties	400	226
Net cash used in investing activities	(1,901,223)	(378,071)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable		400,000
Repayments of loans payable	(232,018)	(331,150)
Repayment of loans payable - related parties		(90,787)
Proceeds from common stock issued	1,100,000	3,586,250
Proceed from issuance of common stock purchase option	500,000
Repayment of convertible notes		(250,000)
Net cash provided by financing activities	1,367,982	3,314,313
Effect of exchange rate changes on cash	(17,690)	(12,709)
Net change in cash	(2,039,832)	437,488
Cash, beginning of period	3,334,813	753,316
Cash, end of period	1,294,981	1,190,804
Supplemental cash flow information
Cash paid for interest	3,333	117,198
Cash paid for taxes
Non-cash transactions:
Common stock issued for asset acquisition	357,500
Common stock issued and to be issued for acquisition of subsidiaries	1,550,000
Common stock issued for conversion of debt		422,295
Resolution of derivative liabilities		708,611
Related party debt forgiveness		807,103
Common stock issued for settlement of debt	80,674	2,056,530
Common stock issued for forbearance of debt		49,925
Preferred stock issued for conversion of common stock		$ 21,000